Credit Losses	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Credit Losses
Note 3:
Credit Losses

The Company is exposed to credit losses primarily through sales to customers. The Company’s expected loss allowance methodology for trade receivables is developed using historical collection experience and current and future economic and market conditions.

The estimate of the amount of trade receivable that may not be collected is based on the geographic location of the trade receivable balances, aging of the trade receivable balances, the financial condition of customers and the Company’s historical experience with customers in similar geographies. Additionally, specific allowance amounts are established to record the appropriate provision for customers who have a higher probability of default.

The following table provides a roll-forward of the allowance for credit losses that is deducted from the trade receivables balance to present the net amount expected to be collected:

	June 30, 2026	December 31, 2025
	$ thousands	$ thousands

Balance, at beginning of period	14,060	13,796
Provision for expected credit losses	260	616
Recoveries collected	(581)	(118)
Amounts written off charged against the allowance and others	(113)	(234)

Balance, at end of period	13,626	14,060